Benefit Plans (Fair Value Measurements for Pension Plan Assets) (Details) - Pension [Member] - THE DAYTON POWER AND LIGHT COMPANY [Member] - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Total Pension Plan Assets	$ 312.9	$ 357.5	$ 341.0
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Pension Plan Assets	288.8	321.3
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Pension Plan Assets	24.1	36.2
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Pension Plan Assets	0.0	0.0
U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	79.3	78.2
U.S. Equities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	79.3	78.2
U.S. Equities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	0.0	0.0
U.S. Equities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	0.0	0.0
International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	25.9	46.3
International Equities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	25.9	46.3
International Equities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	0.0	0.0
International Equities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	0.0	0.0
Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	143.7	163.3
Fixed Income Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	143.7	163.3
Fixed Income Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	0.0	0.0
Fixed Income Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	0.0	0.0
US Treasury Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Debt Securities	37.5	33.5
US Treasury Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Debt Securities	37.5	33.5
US Treasury Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Debt Securities	0.0	0.0
US Treasury Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Debt Securities	0.0	0.0
Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Debt Securities	2.4
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Debt Securities	2.4
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Debt Securities	0.0
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Debt Securities	0.0
Core Property Collective Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Other Investments	24.1	36.2
Core Property Collective Fund [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Other Investments	0.0	0.0
Core Property Collective Fund [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Other Investments	24.1	36.2
Core Property Collective Fund [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Other Investments	$ 0.0	$ 0.0